Operations (Details Narrative) - Number		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2021
OperationsLineItems [Line Items]
Number of barrels		30,000
Nonadjusting evens member | Natural gas transport service agreement member | Cenaga member
OperationsLineItems [Line Items]
Agreement term	15 years
Odebrecht s a member
OperationsLineItems [Line Items]
Proportion of ownership interest		50.11%
Proportion of voting rights		38.32%